Pension and other post-retirement benefits (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2025 [Member]
Disclosure of fair value of plan [line items]
Contributions and fees payable	$ 2,040,196
Domestic Defined benefit plans [Member]
Disclosure of fair value of plan [line items]
Weighted average length of time of defined benefit obligation	18 years 4 months 24 days	17 years 10 months 24 days
Domestic Defined benefit plans [Member] | Increase of one year in the expected lifetime [Member]
Disclosure of fair value of plan [line items]
Change in defined benefit obligations due to increase in actuarial assumption	$ 474,000
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Weighted average length of time of defined benefit obligation	10 years 7 months 6 days	11 years 4 months 24 days